Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net gain on property dispositions included in discontinued operations	$ 6,857	$ 17,859	$ 23,519
LIBERTY PROPERTY LIMITED PARTNERSHIP
Net gain on property dispositions included in discontinued operations	$ 6,857	$ 17,859	$ 23,519